Filed under Rule 497(e) Registration No. 333-08653

SEASONS SERIES TRUST

Focus Growth Portfolio

(the “Portfolio”)

Supplement dated June 11, 2015 to the Prospectus

dated July 29, 2014, as supplemented and amended to date

On May 27, 2015, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo”) and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the Portfolio and the termination of the current Subadvisory Agreements between SAAMCo and each of Janus Capital Management, LLC and Marsico Capital Management, LLC with respect to the Portfolio. The replacement of the current subadvisers by Columbia as the Portfolio’s sole subadviser will be effective on or about July 29, 2015. In connection with such replacement, the Board approved a change in the name of the Portfolio to “SA Columbia Focused Growth Portfolio” and certain changes in the Portfolio’s principal investment strategies, also to be effective on or about July 29, 2015. An Information Statement will be sent to shareholders that will include information about Columbia and the new Subadvisory Agreement.

Accordingly, effective on or about July 29, 2015, the following changes are made to the Portfolio’s Prospectus:

Change in Portfolio’s Name

All references to the Portfolio as “Focus Growth Portfolio” are replaced with “SA Columbia Focused Growth Portfolio.”

Change in Principal Investment Strategies and Principal Risks

The section entitled “Portfolio Summary: Focus Growth Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stocks of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 25 to 35 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio may invest in foreign securities either directly or indirectly through depositary receipts. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

The subadviser may engage in frequent and active trading of portfolio securities.

The risk factors entitled “Non-Diversification Risk” and “Small- and Medium-Capitalization Companies Risk” are deleted from the section entitled “Portfolio Summary: Focus Growth Portfolio – Principal Risks of Investing in the Portfolio” and the following risk factor is added to such section:

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

In the section entitled “Additional Information About The Portfolios’ Investment Strategies and Investment Risks – Focus Growth Portfolio,” “depositary receipts” are added as an additional investment and “depositary receipts risk” is added as an additional risk factor.

Change in Subadviser and Portfolio Managers

The first paragraph and the table under the section entitled “Portfolio Summary: Focus Growth Portfolio – Investment Adviser” are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Columbia Management Investment Advisers, LLC (“Columbia”), and the managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Thomas Galvin, CFA	2015	Senior Portfolio Manager and Head of Focused Large Cap Growth
Todd Herget	2015	Senior Portfolio Manager
Richard Carter	2015	Senior Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” the third paragraph under the subsection entitled “Janus Capital Management LLC (Janus)” is deleted, the subsection entitled “Marsico Capital Management, LLC (Marsico)” is deleted, and the following subsection is added:

Columbia Management Investment Advisers, LLC (Columbia) is located at 225 Franklin Street, Boston, MA 02110. Columbia is a registered investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of December 31, 2014, Columbia has approximately $336.2 billion in assets under management.

The SA Columbia Focused Growth Portfolio is managed by Thomas Galvin, CFA, Todd Herget and Richard Carter. Mr. Galvin joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983. Mr. Carter joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993. Mr. Herget joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998.

Date: June 11, 2015

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) Registration No. 333-08653

SEASONS SERIES TRUST

Focus Value Portfolio

(the “Portfolio”)

Supplement dated June 11, 2015 to the Prospectus

dated July 29, 2014, as supplemented and amended to date

On May 27, 2015, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo”) and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the Portfolio and the termination of the current Subadvisory Agreements between SAAMCo and each of J.P. Morgan Investment Management, Inc. and Northern Trust Investments, Inc. with respect to the Portfolio. The replacement of the current subadvisers by Columbia as the Portfolio’s sole subadviser will be effective on or about July 29, 2015. In connection with such replacement, the Board approved a change in the name of the Portfolio to “SA Columbia Focused Value Portfolio” and certain changes in the Portfolio’s principal investment strategies, also to be effective on or about July 29, 2015. An Information Statement will be sent to shareholders that will include information about Columbia and the new Subadvisory Agreement.

Accordingly, effective on or about July 29, 2015, the following changes are made to the Portfolio’s Prospectus:

Change in Portfolio’s Name

All references to the Portfolio as “Focus Value Portfolio” are replaced with “SA Columbia Focused Value Portfolio.”

Change in Principal Investment Strategies and Principal Risks

The section entitled “Portfolio Summary: Focus Value Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

The risk factors entitled “Non-Diversification Risk,” “Small- and Medium-Capitalization Companies Risk” and “Hedging Risk” are deleted from the section entitled “Portfolio Summary: Focus Value Portfolio – Principal Risks of Investing in the Portfolio” and the following risk factor is added to such section:

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Change in Subadviser and Portfolio Managers

The first paragraph and the table under the section entitled “Portfolio Summary: Focus Value Portfolio – Investment Adviser” are deleted in their entirety and replaced with the following:

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Columbia Management Investment Advisers, LLC (“Columbia”), and the managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Richard Rosen	2015	Senior Portfolio Manager
Kari Montanus	2015	Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” the second paragraph under the subsection entitled “J.P. Morgan Investment Management Inc. (JP Morgan)” is deleted, the subsection entitled Northern Trust Investments, Inc. (NTI)” is deleted, and the following subsection is added:

Columbia Management Investment Advisers, LLC (Columbia) is located at 225 Franklin Street, Boston, MA 02110. Columbia is a registered investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of December 31, 2014, Columbia has approximately $336.2 billion in assets under management.

The SA Columbia Focused Value Portfolio is managed by Richard Rosen and Kari Montanus. Mr. Rosen is a Senior Portfolio Manager of Columbia. He joined Columbia in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982. Ms. Montanus is a Portfolio Manager of Columbia. She joined Columbia in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990.

Date: June 11, 2015

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.